SEGMENT INFORMATION (Schedule of Long-lived Assets by Geographic Area) (Details) - Reportable Geographical Components [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 405,533	$ 396,595	$ 159,045
Overseas [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 10,309	$ 16,928	$ 33,025